Cash and Deposits with Financial Institutions - Summary of Cash and Deposits with Financial Institutions (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024
Cash and Deposits with Financial Institutions [member]
Cash And Cash Equivalents And Short-term Deposits [line items]
Net of allowances	$ 3	$ 3	$ 3